Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Oct. 31, 2017	Mar. 21, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016
Schlumberger Oilfield Holdings Limited [Member]
Warrants Disclosure [Abstract]
Number of warrants issued (in shares)	947,377	947,377
Subscription price (in dollars per share)		$ 17.50
Average contractual term of the warrants		4 years
Repurchase of warrants (in shares)	1,894,754
Warrants repurchase price (in dollars per share)	$ 2.50
Warrants repurchase value	$ 4,700
Warrants [Member]
Number of Shares Outstanding under Warrants [Abstract]
Warrants outstanding, Beginning Balance (in shares)			0	1,937,500
Granted (in shares)			0	0
Exercised (in shares)			0	1,937,500
Warrants outstanding, Ending Balance (in shares)			0	0
Weighted Average Exercise Price Per Share [Abstract]
Weighted Average Exercise Price, Beginning Balance (in dollars per share)			$ 0	$ 0.05
Granted (in dollars per share)			0	0
Exercised (in dollars per share)			0	0.05
Weighted Average Exercise Price, Ending Balance (in dollars per share)			$ 0	$ 0
Average Contractual Term [Abstract]
Average Contractual Term					5 years
Warrants [Member] | Schlumberger Oilfield Holdings Limited [Member]
Warrants Disclosure [Abstract]
Percentage of increase to current subscription price per annum		4.00%
Warrants issued value	$ 4,700	$ 3,010